OTHER LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER LIABILITIES
Defined benefit plans	$ 125.5	$ 96.5
Future conditional adjustments	53.1
Other	48.1	34.6
Total other liabilities	$ 226.7	$ 131.1	$ 112.9